Common Stock, Stock Option Plans and Stock Compensation Agreements (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option units vesting period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Shares, Beginning balance	0
Shares, granted	327
Shares, issued	0
Shares, canceled/forfieted	(42)
Shares, Ending balance	285
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option units vesting period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Shares, Beginning balance	31,026	29,734	26,324
Shares, granted	12,197	11,478	12,003
Shares, issued	(9,278)	(8,300)	(6,297)
Shares, canceled/forfieted	(2,111)	(1,886)	(2,296)
Shares, Ending balance	31,834	31,026	29,734